Short-term Bank Loans (Details Narrative) - USD ($)			6 Months Ended
	Apr. 17, 2026	Jul. 11, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Short-Term Debt [Line Items]
Trade financing facility, borrow amount		$ 3,000,000
Trade financing facility, interest rate		1.65%
Foreign exchange facility, borrow amount		$ 2,000,000
Debt term		3 months
Trade financing amount			$ 1,388,443		$ 1,215,217
Commercial paper			$ 3,000,000		$ 3,000,000
Weighted average annual interest rates			5.51%	6.14%
Interest expenses			$ 124,005	$ 33,415
3M USD Commercial Paper Series 004 [Member]
Short-Term Debt [Line Items]
Debt term	3 months
Commercial paper	$ 3,000,000
Interest rate	6.25%